UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21845

The Ralph Parks Cyclical Equity Fund

(Exact name of registrant as specified in charter)

101 Sully’s Trail, Building 10,  Pittsford,  New York, NY

14534

(Address of principal executive offices)

(Zip code)

Emile R. Molineaux, Gemini Fund Services, LLC

             450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

585-248-5700

Date of fiscal year end:

6/30

Date of reporting period:  3/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Ralph Parks Cyclical Equity Fund
PORTFOLIO OF INVESTMENTS
March 31, 2007 (Unaudited)
	Shares		Value
		COMMON STOCKS - 99.3%
		AEROSPACE/DEFENSE - 0.9%
	3,619	Innovative Solutions & Support, Inc.*	$ 91,633
	9,171	Sifco Industries, Inc.*	87,858
			179,491
		AGRICULTURE - 0.5%
	11,400	Alliance One International, Inc.*	105,222

		APPAREL - 0.4%
	1,599	Coach, Inc.*	80,030

		AUTO PARTS & EQUIPMENT - 1.1%
	3,829	Goodyear Tire & Rubber Co.*	119,427
	3,888	Titan International, Inc.	98,483
			217,910
		BANKS - 0.5%
	2,150	Creditcorp Ltd.	104,770

		BEVERAGES - 0.6%
	5,600	Jones Soda Co.*	113,232

		BIOTECHNOLOGY - 1.1%
	21,822	BioSante Pharmaceuticals, Inc.*	130,277
	2,627	Myriad Genetics, Inc.*	90,526
			220,803
		BUILDING MATERIALS - 0.5%
	2,716	Lennox International, Inc.	96,961

		CHEMICALS - 4.5%
	3,600	Albemarle Corp.	148,824
	3,205	Celanese Corp. - Series A	98,842
	2,952	International Flavors & Fragrance, Inc.	139,394
	5,306	Monsanto Co.	291,618
	5,447	Terra Industries, Inc.*	95,323
	4,269	W. R. Grace & Co.*	112,787
			886,788

Ralph Parks Cyclical Equity Fund
PORTFOLIO OF INVESTMENTS
March 31, 2007 (Unaudited) (Continued)
	Shares		Value
		COMMERCIAL SERVICES - 4.2%
	3,983	Cenveo, Inc.*	$ 96,787
	4,589	Cornell Cos., Inc.*	92,790
	1,560	Corrections Corp. of America*	82,384
	6,358	Diamond Management & Technolgy Consultants, Inc.	74,325
	4,505	Integramed America, Inc.*	67,350
	6,458	PRG - Schultz International, Inc.*	92,285
	8,518	Premier Exhibitions, Inc.*	100,938
	12,129	Stewart Enterprises, Inc.	97,760
	12,625	Transcend Services, Inc.*	129,911
			834,530

		COMPUTERS - 3.8%
	3,115	Ceridian Corp.*	108,527
	12,115	China Expert Technology, Inc.*	56,941
	11,144	Covansys Corp.*	275,034
	20,251	iCAD, Inc.*	77,561
	13,810	Simulations Plus, Inc.*	136,719
	12,064	Unisys Corp.*	101,700
			756,482
		DISTRIBUTION - 1.4%
	9,260	Beijing Med-Pharm Corp.*	69,357
	2,960	Global Partners LP	106,146
	1,678	United Stationers, Inc.*	100,546
			276,049
		DIVERSIFIED FINANCIAL SERVICES - 0.8%
	1,865	J.P. Morgan Chase & Co.	90,229
	12,113	Optionable, Inc.*	71,830
			162,059
		ELECTRIC - 4.1%
	1,040	Constellation Energy Group, Inc.	90,428
	1,348	FPL Group, Inc.	82,457
	175	ITC Holdings Corp.	7,576
	2,526	Mirant Corp.*	102,202
	3,475	Northeast Utilities	113,876
	6,021	Reliant Energy, Inc.*	122,347
	5,607	Suez ADR	296,498
			815,384
Ralph Parks Cyclical Equity Fund
PORTFOLIO OF INVESTMENTS
March 31, 2007 (Unaudited) (Continued)
	Shares		Value
		ELECTRICAL COMPONENTS & EQUIPMENT - 1.9%
	21,174	Chapeau, Inc.*	$ 76,226
	3,454	Energizer Holdings, Inc.*	294,730
			370,956
		ENERGY - ALTERNATE SOURCES - 0.1%
	1,200	Covanta Holding Corp.*	26,616

		ENGINEERING & CONSTRUCTION - 0.3%
	3,986	ABB Ltd. - ADR	68,480

		ENTERTAINMENT - 1.1%
	4,186	Regal Entertainment Group - Class A	83,176
	14,172	VCG Holdings Corp.*	134,067
			217,243
		EQUITY FUNDS - 4.2%
	14,789	First Trust Value Line Dividend Index Fund	250,526
	10,784	iShares MSCI Belgium Index Fund	287,178
	10,249	iShares MSCI Netherlands Index Fund	290,969
	45	Pharmaceutical Holders Trust	3,495
			832,168

		FINANCIAL - CLOSED END FUNDS - 7.0%
	13,373	Gabelli Dividend & Income Trust	287,653
	9,090	ING Global Advantage and Premium Opportunity Fund	200,980
	3,005	JF China Region Fund, Inc.	60,100
	10,706	NFJ Dividend Interest & Premium Strategy Fund	273,110
	18,634	Nuveen Preferred & Convertible Income Fund	262,553
	6,953	Nuveen Quality Preferred Income Fund	97,898
	8,880	Tri-Continental Corp.	201,576
			1,383,870
		FOOD - 4.7%
	7,511	Cal-Maine Foods, Inc.	101,023
	9,300	Conagra Foods, Inc.	231,663
	4,001	Heinz (H.J.) Co.	188,527
	24,031	Koninklijke Ahold - ADR*	282,124
	2,563	M & F Worldwide Corp.*	122,025
			925,362

	Ralph Parks Cyclical Equity Fund
	PORTFOLIO OF INVESTMENTS
	March 31, 2007 (Unaudited) (Continued)
	Shares		Value
		FOOD SERVICE - 1.3%
	15,625	Centerplate, Inc.	$ 254,063

		FOREST PRODUCTS & PAPER - 0.6%
	3,300	Rock - Tenn Co.	109,560

		GAS - 0.4%
	1,500	Energen Corp.	76,335

		HEALTHCARE - PRODUCTS - 3.9%
	5,771	Baxter International, Inc.	303,959
	2,066	Hillenbrand Industries, Inc.	122,658
	12,525	Osteotech, Inc.*	95,691
	1,275	Stryker Corp.	84,558
	8,940	Tutogen Medical, Inc.*	75,096
	1,124	Zimmer Holdings, Inc.*	96,001
			777,963

		HEALTHCARE - SERVICES - 0.3%
	9,335	Bio-Imaging Technologies, Inc.*	58,437

		HOLDING COMPANIES - 0.5%
	11,915	General Finance Corp.*	90,316

		HOUSEWARES - 0.5%
	15,007	Vitro SA de CV - ADR	96,495

		INSURANCE - 3.1%
	7,358	Axis Capital Holdings, Ltd.	249,142
	2,030	Hilb, Rogal & Hobbs Co.	99,572
	1,482	Metlife, Inc.	93,588
	2,100	Odyssey Re Holdings Corp.	82,551
	1,562	Principal Financial Group	93,517
			618,370

	Ralph Parks Cyclical Equity Fund
	PORTFOLIO OF INVESTMENTS
	March 31, 2007 (Unaudited) (Continued)
	Shares		Value
		INTERNET - 2.7%
	8,018	Cogent Communications Group, Inc.*	$ 189,465
	6,530	Emdeon Corp.*	98,799
	4,640	Global Sources Ltd.*	64,911
	2,391	IAC/InterActiveCorp.*	90,165
	2,622	Sina, Corp./China*	88,125
			531,465
		IRON / STEEL - 0.5%
	4,687	AK Steel Holding Corp.*	109,629

		MEDIA - 3.6%
	5,508	DIRECTV Group, Inc.*	127,070
	1,579	Meredith Corp.	90,619
	9,260	Rogers Communications, Inc. - Class B	303,358
	6,435	Sinclair Broadcast Group - Class A	99,421
	6,326	Time Warner, Inc.	124,749
			745,217
		MINING - 0.9%
	13,316	Cumberland Resources, Ltd.*	87,885
	9,504	Hecla Mining Co.*	86,106
			173,991
		MISCELLANEOUS MANUFACTURING - 0.5%
	10,217	GP Strategies Corp.*	92,975

		OIL & GAS - 0.9%
	3,034	Markwest Hydrocarbon, Inc.	188,108

		PACKAGING & CONTAINERS - 2.8%
	29,370	Constar International, Inc.*	259,925
	8,910	Pactiv Corp.*	300,623
			560,548
		PHARMACEUTICALS - 3.2%
	21,730	CytRx Corp.*	101,914
	4,906	Forest Labs., Inc.*	252,365
	2,948	Schering Plough Corp.	75,204
	1,134	Shire PLC - ADR	70,194
	5,837	Vanda Pharmaceutical, Inc.*	142,189
			641,866
	Ralph Parks Cyclical Equity Fund
	PORTFOLIO OF INVESTMENTS
	March 31, 2007 (Unaudited) (Continued)
	Shares		Value
		PIPELINES - 4.5%
	2,594	Boardwalk Pipeline Partners	$ 95,589
	2,714	Energy Transfer Equity LP	99,604
	3,088	Enterprise Products Partners	98,198
	1,880	Kinder Morgan Management, LLC*	96,331
	2,122	Magellan Midstream Partners LP	99,310
	1,500	NuStar Energy LP	99,900
	2,100	ONEOK, Inc.	94,500
	1,753	Plains All American Pipeline LP Units Ltd. Partnership	100,990
	2,200	Williams Partners LP	105,006
			889,428

		REITs - 8.4%
	1,430	Entertainment Properties Trust	86,158
	2,612	First Industrial Realty Trust, Inc.	118,324
	8,059	Health Care Property Investors, Inc.	290,366
	2,870	Health Care REIT, Inc.	125,993
	14,302	Kite Realty Group Trust	285,325
	3,982	National Health Investors, Inc.	124,796
	4,360	Nationwide Health Properties, Inc.	136,294
	7,830	Ramco-Gershenson Properties	279,609
	5,396	Senior Housing Property Trust	128,964
	1,830	Weingarten Realty Investors	87,035
			1,662,864
		RETAIL - 5.9%
	1,163	Autozone, Inc.*	149,027
	13,987	Blockbuster, Inc.*	90,076
	2,097	Buckle, Inc.	74,863
	9,981	LJ International, Inc.*	101,407
	6,462	McDonalds Corp.	291,113
	1,774	Nordstrom, Inc.	93,916
	6,020	PC Mall, Inc.*	60,019
	12,134	Rite Aid Corp.*	70,013
	8,790	TJX Cos.	236,978
			1,167,412

	Ralph Parks Cyclical Equity Fund
	PORTFOLIO OF INVESTMENTS
	March 31, 2007 (Unaudited) (Continued)
	Shares		Value
		SEMICONDUCTOR - 2.7%
	5,973	Infineon Technologies - ADR*	$ 93,000
	2,072	Novellus Systems, Inc.*	66,345
	10,122	ON Semiconductor Corp.*	90,288
	10,802	Siliconware Precision Industrial Cos.	105,968
	8,082	STATS ChipPAC Ltd. - ADR*	97,146
	13,725	White Electronic Designs Corp.*	91,409
			544,156
		SOFTWARE - 1.3%
	41,600	Captaris, Inc.*	240,864
	3,015	Pegasystems, Inc.	27,889
			268,753

		TELECOMMUNICATIONS - 3.2%
	5,642	A T & T, Inc.	222,464
	6,918	C-Cor, Inc.*	95,884
	1,641	Embarq Corp.	92,470
	4,640	Hellenic Telecom Org. - ADR*	63,800
	1,723	Loral Space and Communications, Inc.*	87,666
	9,908	Sonus Networks, Inc.*	79,958
			642,242

		TOYS/GAMES/HOBBIES - 1.5%
	4,782	Marvel Enterprises, Inc.*	132,701
	5,675	Mattel, Inc.	156,460
			289,161
		TRANSPORTATION - 1.9%
	4,906	Eagle Bulk Shipping, Inc.	95,127
	5,220	Excel Maritime Carriers Ltd.*	89,941
	630	Genco Shipping & Trading Ltd.	20,022
	12,143	Navios Maritime Holdings, Inc.	89,008
	6,786	Quintana Maritime Ltd.	93,433
			387,531

	Ralph Parks Cyclical Equity Fund
	PORTFOLIO OF INVESTMENTS
	March 31, 2007 (Unaudited) (Continued)
	Shares		Value
		WATER - 0.5%
	2,129	Pico Holdings, Inc.*	$ 90,930

		TOTAL COMMON STOCKS (Cost $18,466,354)	19,742,221

		SHORT-TERM INVESTMENTS - 0.7%
	146,102	BNY Hamilton Fund, Premier Class, 4.93%, 4/2/07 **(Cost $146,102)	146,102

		TOTAL INVESTMENTS - 100.0% (Cost $18,612,456) (a)	$ 19,888,323
		OTHER ASSETS & LIABILITIES - (0.0%)	(8,954)
		NET ASSETS - 100.0%	$ 19,879,369

(a)	Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of
	securities as follows:
	Unrealized appreciation $ 1,667,020
	Unrealized depreciation (391,153)
	Net unrealized appreciation $ 1,275,867

*	Non-Income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on March 31, 2007.
ADR - American Depositary Receipts

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Ralph Parks Cyclical Equity Fund

By

*/s/ Ralph Parks

      Ralph Parks, President

Date

5/9/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Ralph Parks

       Ralph Parks, President

Date

5/9/07

By

*/s/ Rajiv N. Dixit

       Rajiv N. Dixt, Treasurer

Date

5/9/07